Income taxes - Components of income before tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended										6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
(Loss)/income before tax:
(Loss)/income from PRC entities																¥ (19,132)		¥ 53,359	¥ (633,366)
Income from overseas entities																57,342		56,919	13,216
(Loss)/income before income tax expense	¥ 22,100	¥ 7,842	¥ 15,001	¥ 69,859	¥ 19,971	¥ 5,447	¥ (226,404)	¥ (104,123)	¥ (191,750)	¥ (97,873)	¥ 29,942	¥ 25,418	¥ (289,623)	¥ 95,277	¥ (393,746)	¥ 38,210	$ 5,235	¥ 110,278	¥ (620,150)